Debt	6 Months Ended
Mar. 31, 2024
Debt [Abstract]
Debt

Note 11 — Debt

Debt consists of the following:

	March 31, 2024	September 30, 2023
Notes payable	$400	$1,286
7% promissory notes – related parties	2,763	3,349
Notes payable – related parties	—	444
SAFEs	—	1,512
Total debt	3,163	6,591
Less: Amounts classified as current	(3,163)	(6,591)
Noncurrent portion	$—	$—

Notes Payable

During the six months ended March 31, 2024, the Company entered into two promissory notes payable having an aggregate principal amount of $250 with unrelated investors to meet its working capital needs. The notes bear interest at rates ranging from 6% to 76% per annum. One note having an original principal amount of $150 matures in November 2024, requires weekly principal payments of $4 and is guaranteed by an officer and director of the Company. The other note, having a principal amount of $100, is unsecured, matured in January 2024 and was repaid by the Company in February 2024.

In connection with the issuance of one of the notes, the Company issued the purchaser a warrant to purchase an aggregate of 47,020 shares of its common stock at $0.01. The warrant has a contractual term of twelve months and is immediately exercisable. The Company evaluated the warrant and determined that it met all the requirements for equity classification under ASC 815. The Company accounted for the warrant as a detachable warrant at its fair value, using the relative fair value method. The portion of the proceeds allocated to the warrant of $79 was recorded as an increase to additional paid-in capital and as a discount to notes payable on the condensed consolidated balance sheet. The Company is amortizing the discount over the term of the related note using the effective interest method. The Company valued the warrant at the time of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility of 55.6%; no expected dividend yield; risk-free interest rate of 5.3%; and a contractual term of twelve months.

One note, issued in September 2023 and having a principal amount of $531, provided that in the event the Company failed to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares for each successive calendar month, during which the note remained unpaid. The Company did not repay the note by its maturity date and the Company is currently obligated to issue the purchaser warrants to purchase an aggregate of 103,000 shares of its common stock. The warrants are immediately exercisable and have an exercise price of $0.01 per share. In January 2024, the Company repaid this note in full.

During the six months ended March 31, 2023, the Company entered into five promissory notes payable having an aggregate principal amount of $1,100 with unrelated investors to meet its working capital needs. The notes matured at various dates through March 2024. During the six months ended March 31, 2023, the Company repaid $350 under one of these notes. In connection with the issuance of the notes, the Company gave the purchasers warrants to purchase an aggregate of 35,464 shares of its common stock at an exercise price of $0.01 per share. One promissory note also provided that in the event the Company failed to pay the principal amount on the maturity date, the Company must issue the purchaser a warrant to purchase an additional 15,000 shares of its common stock for each seven-day period thereafter until such time as the principal is repaid in full. Through March 31, 2023, the Company had issued the purchaser additional warrants to purchase an aggregate of 165,000 shares of its common stock.

As of March 31, 2024, promissory notes payable having a remaining principal balance of $400 were outstanding and are included in “Notes payable” in the condensed consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum, are unsecured and do not require principal payments prior to the maturity date. The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023. During the six months ended March 31, 2024 the Company made principal payments of $586 on one of the notes and as of March 31, 2024 an aggregate principal amount of $2,763 remains outstanding. The 7% promissory notes are included in “Notes payable — related parties” in the condensed consolidated balance sheet.

Notes Payable — Related Parties

As of September 30, 2023, two notes payable — related parties having an aggregate principal balance of $444 were outstanding. During the six months ended March 31, 2024, the Company repaid each of the notes in full.

During the six months ended March 31, 2023, the Company issued a promissory note having a principal balance of $106 to an employee of the Company, and repaid the note in full.

SAFEs

In connection with the Merger, all of the outstanding SAFEs, representing an original purchase amount of $1,000, were converted into 150,953 shares of the Company’s Class A Common Stock and the $1,512 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized. As of March 31, 2024, no SAFEs remain outstanding.

The Company remeasured the SAFEs to fair value at each reporting date. For the six months ended March 31, 2024 and 2023, the Company recorded increases in the fair value of the SAFEs of $10 and $50, respectively. The change in fair value of the SAFEs is reported in “Change in fair value of SAFEs” in the condensed consolidated statements of operations and comprehensive loss.

Convertible Notes

During the six months ended March 31, 2024, the Company issued convertible notes having an aggregate principal amount of $200 to unaffiliated investors. The convertible notes matured in February 2024, bore interest at 16% per annum, were unsecured and had a conversion price of $6.84 per share. The principal amount of the convertible notes and any accrued interest thereon was convertible into shares of the Company’s common stock, at the election of each holder, at any time prior to maturity. In connection with the issuance of the convertible notes, the Company issued the investors warrants to purchase an aggregate of 4,000 shares of Legacy Mobix common stock at an exercise price of $0.01 per share. The warrants are immediately exercisable and have a one-year term. In connection with the Merger, all outstanding convertible notes were converted into 30,045 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized. As of March 31, 2024, no convertible notes remain outstanding.